Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions		Taxes		Royalties		Fees		Prod. Entitlements		Comm. Social Resp.		Total Payments
Total		$ 9.6		$ 441.3		$ 39.0		$ 17.7		$ 1.5		$ 509.1
Oil-Well-BN-BE [Member]
Total		1.1										1.1
Oil-Well-CA-NL [Member]
Total	[1]			40.4		0.2						40.6
Natural Gas-Well-CA-BC [Member]
Total	[1]	1.9		26.0		2.4						30.3
Oil -Well-CA-AB [Member]
Total		$ 6.6	[1]	5.4	[1]	0.8	[1]	$ 17.7	[1]			30.5
Oil-Well-CI-AB [Member]
Total						1.7				1.2	[2]	1.7
Oil/Natural Gas-Well-CI-AB [Member]
Total						9.7						9.7
Oil/Natural Gas-Well-MX-TAB [Member]
Total	[3]					11.2						11.2
Oil-Well-US-LA [Member]
Total				355.3		12.1						367.4
Natural Gas-Well-US-LA [Member]
Total				$ 14.2		$ 0.9						15.1
Oil-Well-VN-43 [Member]
Total										0.2		0.2
Oil-Well-VN-29 [Member]
Total										$ 0.1		$ 0.1

[1]	The conversion to U.S. dollars is based on the exchange rate as of December 31, 2023.
[2]	The conversion to U.S. dollars is based on the exchange rate as of December 31, 2023.
[3]	The conversion to U.S. dollars is based on the exchange rate as of December 31, 2023.